Net income from financial instruments measured at fair value through profit and loss	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Net income from financial instruments measured at fair value through profit and loss

3	Net income from financial instruments measured at fair value through profit or loss

		2020	2019	2018
	Footnotes	$m	$m	$m
Net income/(expense) arising on:
Net trading activities		11,074	16,121	6,982
Other instruments managed on a fair value basis		(1,492)	(5,890)	2,549
Net income from financial instruments held for trading or managed on a fair value basis		9,582	10,231	9,531
Financial assets held to meet liabilities under insurance and investment contracts		2,481	3,830	(1,585)
Liabilities to customers under investment contracts		(400)	(352)	97
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		2,081	3,478	(1,488)
Derivatives managed in conjunction with HSBC’s issued debt securities		2,619	2,561	(626)
Other changes in fair value		(2,388)	(2,471)	529
Changes in fair value of designated debt and related derivatives	1	231	90	(97)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		455	812	695
Year ended 31 Dec		12,349	14,611	8,641
1    The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
HSBC Holdings

	2020	2019	2018
	$m	$m	$m
Net income/(expense) arising on:
– trading activities	(336)	(559)	(176)
– other instruments managed on a fair value basis	1,137	2,036	421
Net income from financial instruments held for trading or managed on a fair value basis	801	1,477	245
Derivatives managed in conjunction with HSBC Holdings-issued debt securities	694	764	(337)
Other changes in fair value	(1,020)	(1,124)	260
Changes in fair value of designated debt and related derivatives	(326)	(360)	(77)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	1,141	1,659	43
Year ended 31 Dec	1,616	2,776	211